Capital Stock (Summary of Common Stock Activity) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares outstanding at beginning of period (in shares)	139,840,228	139,441,298	139,000,471
Shares repurchased (in shares)	(6,157,010)	(162,563)	(165,138)
Shares issued upon exercise of employee stock options (in shares)	299,050	348,640	207,890
Restricted stock issued to employees, net of forfeitures (in shares)	269,025	187,209	375,575
Shares issued to non-employee directors (in shares)	24,316	25,644	22,500
Common shares outstanding at end of period (in shares)	134,275,609	139,840,228	139,441,298